Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 104.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.9%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.95%, 12/1/54(1)	$1,800	$ 1,800,000
		$ 1,800,000
Education — 5.2%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 91,400
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	20,837
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,322,507
4.00%, 4/1/44	1,500	1,350,629
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 3/1/40	2,000	2,148,497
Onondaga Civic Development Corp., NY, (Syracuse University), 5.00%, 12/1/39	1,000	1,088,836
University of California, 5.00%, 5/15/44	1,885	1,990,160
University of Delaware, (SPA: TD Bank, N.A.), 3.95%, 11/1/35(1)	2,075	2,075,000
		$ 10,087,866
Electric Utilities — 4.2%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 968,633
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.00%, 10/1/42(1)	2,425	2,425,000
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	1,730	1,774,382
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 2/1/50(2)	1,000	1,048,613
South Carolina Public Service Authority:
5.00%, 12/1/41	1,000	1,039,596
5.25%, 12/1/54	800	813,688
		$ 8,069,912
Escrowed/Prerefunded — 3.1%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,235,771
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	2,500	2,696,476
		$ 5,932,247
Security	Principal Amount (000's omitted)	Value
General Obligations — 14.9%
Belmont-Redwood Shores School District, CA, (Election of 2024), 5.00%, 8/1/45	$800	$ 849,547
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	1,110	954,668
3.25%, 8/1/44	1,000	832,652
Chicago Board of Education, IL:
5.00%, 12/1/42	390	366,242
5.00%, 12/1/44	2,000	1,851,267
Chicago, IL:
5.00%, 1/1/39	1,400	1,402,516
5.00%, 1/1/43	1,000	961,969
Falls Church, VA, 3.00%, 7/15/42	1,445	1,146,414
Houston, TX, 4.125%, 3/1/51	1,510	1,331,608
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/53	3,000	3,042,237
Illinois:
4.00%, 11/1/40	1,000	902,241
5.50%, 5/1/39	205	214,830
5.50%, 3/1/42	2,300	2,401,264
5.75%, 5/1/45	210	218,074
Milford Exempted Village School District, OH, 5.00%, 12/1/36(2)	550	594,057
New York, NY:
4.00%, 9/1/46	2,000	1,779,256
4.00%, 4/1/50	1,775	1,548,406
5.00%, 8/1/35	1,060	1,195,643
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/50	1,000	1,023,588
Northwest Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/47	3,000	2,721,297
5.00%, 2/15/50(2)	1,500	1,535,610
Philadelphia, PA, 5.25%, 8/1/43	500	534,869
Rio Hondo Community College District, CA, (Election of 2024), 5.00%, 8/1/44	1,190	1,261,542
		$ 28,669,797
Hospital — 10.8%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$2,500	$ 2,458,762
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,001,518
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 4.00%, 1/15/38(1)	3,775	3,775,000

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	$1,000	$ 1,006,513
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,520	3,540,807
5.00%, 6/1/37	310	310,827
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	500	443,563
Harris County Health Facilities Development Corp., TX, (Methodist Hospital), 4.00%, 12/1/41(1)	1,455	1,455,000
Massachusetts Development Finance Agency, (Boston Children's Hospital), (LOC: TD Bank, N.A.), 3.85%, 3/1/48(1)	900	900,000
Minneapolis St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care), 5.00%, 8/15/41	1,500	1,572,296
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,110	1,050,122
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	1,450	1,314,627
		$ 20,829,035
Housing — 3.7%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,090,009
FW Texas Street Public Facility Corp., TX, (River District), 5.00%, 5/1/38	1,450	1,442,256
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,485	2,485,267
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	501,473
5.00%, 7/1/42	1,250	1,216,179
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000
		$ 7,020,184
Industrial Development Revenue — 2.1%
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.95%, 7/1/49(1)	$3,200	$ 3,200,000
Mississippi Business Finance Corp., (Chevron USA, Inc.), 3.65%, 12/1/30(1)	860	860,000
		$ 4,060,000
Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.8%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,440	$ 1,559,806
		$ 1,559,806
Insured - Electric Utilities — 1.3%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,529,372
		$ 2,529,372
Insured - General Obligations — 1.6%
McCamey Independent School District, TX, (AG), 4.00%, 2/15/53	$3,500	$ 3,026,357
		$ 3,026,357
Insured - Hospital — 1.1%
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AG), 5.50%, 10/1/54	$2,000	$ 2,083,827
		$ 2,083,827
Insured - Lease Revenue/Certificates of Participation — 3.7%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AG), 0.00%, 9/1/31	$8,680	$ 7,073,785
		$ 7,073,785
Insured - Other Revenue — 0.5%
Hudson Yards Infrastructure Corp., NY, (AG), 4.00%, 2/15/47	$1,155	$ 1,021,816
		$ 1,021,816
Insured - Special Tax Revenue — 8.2%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,716,210
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,256,737
(NPFG), 5.50%, 1/1/30	2,565	2,852,859
		$ 15,825,806
Insured - Transportation — 7.9%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,509,199
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	11,000	11,653,154
		$ 15,162,353

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 5.1%
Michigan Building Authority:
5.00%, 4/15/41(2)	$2,000	$ 2,125,096
5.00%, 4/15/42(2)	1,000	1,054,693
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	1,000	1,005,451
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,096,317
North Carolina Turnpike Authority, (Monroe Expressway System), 5.00%, 1/1/41	1,400	1,487,585
		$ 9,769,142
Other Revenue — 4.5%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$1,600	$ 1,365,988
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	783,656
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	350	361,807
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,759,959
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	468,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,578,740
Southeast Energy Authority, AL:
5.00% to 6/1/35 (Put Date), 1/1/56	100	102,112
5.25% to 11/1/35 (Put Date), 11/1/55	2,000	2,151,646
		$ 8,571,908
Senior Living/Life Care — 3.3%
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	$1,180	$ 943,133
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(4)	360	352,763
5.75%, 7/1/54(4)	775	752,751
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	959,462
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,651,549
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(4)	1,730	1,734,561
		$ 6,394,219
Special Tax Revenue — 10.1%
Louisiana, Gasoline and Fuels Tax Revenue, Series A-2, (LOC: TD Bank, N.A.), 3.95%, 5/1/43(1)	$600	$ 600,000
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,130,823
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	$1,000	$ 973,445
4.00%, 5/1/45	1,380	1,234,499
5.50%, 11/1/45(5)	2,000	2,117,700
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 8/1/45(1)	3,400	3,400,000
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,052,143
5.00%, 7/1/58	2,817	2,652,469
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,043,520
Tampa, FL, Non-Ad Valorem Revenue,, 5.00%, 10/1/36(2)	1,000	1,118,596
		$ 19,323,195
Transportation — 6.6%
Chicago, IL, (O'Hare International Airport), 5.00%, 1/1/48	$1,010	$ 1,026,697
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	2,000	2,061,953
Metropolitan Transportation Authority, NY:
5.25%, 11/15/45	1,000	1,033,534
Green Bonds, 4.75%, 11/15/45	225	219,582
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.00%, 1/1/54	2,500	2,167,018
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,033,412
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,153,391
Port Authority of New York and New Jersey, 5.00%, 1/15/41	1,000	1,068,806
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,435,508
Texas Transportation Commission, 0.00%, 8/1/40	1,000	482,916
		$ 12,682,817
Water and Sewer — 4.8%
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/42	$1,605	$ 1,745,907
JEA, FL, Water and Sewer System Revenue, Series 2025-A, 5.25%, 10/1/49	1,720	1,800,861
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue, 5.00%, 7/1/50	1,500	1,538,403
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	2,000	1,737,832

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
5.25%, 6/15/52(5)	$1,000	$ 1,030,240
(SPA: Mizuho Bank, Ltd.), 3.90%, 6/15/44(1)	1,300	1,300,000
		$ 9,153,243
Total Tax-Exempt Municipal Obligations (identified cost $201,060,647)		$200,646,687
Total Investments — 104.4% (identified cost $201,060,647)		$200,646,687
Other Assets, Less Liabilities — (4.4)%		$ (8,430,935)
Net Assets — 100.0%		$192,215,752
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(2)	When-issued security.
(3)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $2,840,075 or 1.5% of the Fund's net assets.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.
At June 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	12.9%
Texas	12.5%
California	10.7%
Others, representing less than 10% individually	68.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 24.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 11.7% to 15.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2025.

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$200,646,687	$ —	$200,646,687
Total Investments	$ —	$200,646,687	$ —	$200,646,687
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.